Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income tax expense	$ 21.0	$ 22.0
Income tax expense as a percentage of income before taxes	8.60%	17.30%